CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance (in dollars)	$ 7,309	$ 8,848
Treasury stock, shares	167,342,069	153,663,130
Common stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized shares	1,600,000,000	1,600,000,000
Common stock, issued shares	234,100,950	225,873,751
Common stock, outstanding shares	77,126,881	84,078,621
Class B convertible common stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized shares	400,000,000	400,000,000
Common stock, issued shares	16,157,499	16,157,499
Common stock, outstanding shares	5,789,499	4,289,499